Variable Interest Entities (VIEs) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Book value of equity method investment		$ 8,234	$ 9,005
Income (Loss) From Equity Method Investments		$ 779	$ 1,074	$ 772
MWCC LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment		10.00%
Australia Pacific LNG [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment		37.50%
MWCC LLC [Member] | MWCC LLC [Member]
Schedule Of Equity Method Investments [Line Items]
Ownership percentage in equity investment		10.00%
Book value of equity method investment	$ 30	$ 24
Income (Loss) From Equity Method Investments	$ (95)